CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Allowance for credit losses	¥ 100,020	$ 15,329	¥ 109,315
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	1,572,317	240,968	1,745,119
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	252,774	38,739	272,078
Variable Interest Entity Primary Beneficiary Aggregated Disclosure Non-recourse [Member]
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	140,741	21,570	132,547
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	¥ 22,141	$ 3,393	¥ 35,786
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	482,113,756	482,113,756	435,084,177
Ordinary shares, shares outstanding	482,113,756	482,113,756	431,985,016
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	957,465,244	957,465,244	957,985,982
Ordinary shares, shares outstanding	945,496,827	945,496,827	946,017,565